Parent company only condensed financial information (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
Marketing	¥ (37,772)	$ (5,476)	¥ (38,743)	¥ (27,156)
General and administrative	(11,053)	(1,603)	(11,562)	(6,409)
Income/(loss) from operations	19,723	2,860	4,141	12,343
Other income/(expense)
Other income/(expense), net	(1,555)	(225)	(590)	35,310
Income/(loss) before tax	13,867	2,012	(2,580)	50,819
Income tax expenses	(4,176)	(605)	(1,887)	(1,482)
Net income/(loss)	9,691	1,407	(4,467)	49,337
Net income/(loss) attributable to ordinary shareholders	10,380	1,507	(3,560)	49,405
Other comprehensive income/(loss)
Foreign currency translation adjustments	7,810	1,132	(2,872)	(7,955)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax				705
Reclassification adjustment for gains recorded in net income, net of tax				(760)
Net unrealized losses on available-for-sale securities				(55)
Total comprehensive income/(loss)	17,501	2,539	(7,339)	41,327
Parent company
Operating expenses
Marketing	(2)		(4)	(11)
General and administrative	(331)	(48)	(465)	(453)
Income/(loss) from operations	(333)	(48)	(469)	(464)
Other income/(expense)
Income/(loss) of subsidiaries and consolidated VIEs	10,667	1,548	(2,708)	50,154
Other income/(expense), net	48	7	(376)	(266)
Income/(loss) before tax	10,382	1,507	(3,553)	49,424
Income tax expenses	(2)	0	(7)	(19)
Net income/(loss)	10,380	1,507	(3,560)	49,405
Net income/(loss) attributable to ordinary shareholders	10,380	1,507	(3,560)	49,405
Other comprehensive income/(loss)
Foreign currency translation adjustments	5,131	744	(2,542)	(7,656)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax				705
Reclassification adjustment for gains recorded in net income, net of tax				(760)
Net unrealized losses on available-for-sale securities				(55)
Total other comprehensive income/(loss)	5,131	744	(2,542)	(7,711)
Total comprehensive income/(loss)	¥ 15,511	$ 2,251	¥ (6,102)	¥ 41,694